Trade payables and accruals	6 Months Ended
Jun. 30, 2025
Trade and other payables [abstract]
Trade payables and accruals

Note 15	Trade payables and accruals
Trade payables and accruals include the following:

in € thousand	June 30, 2025	December 31, 2024
Trade payables	5,682	12,639
Accrued expenses	15,433	22,883
TOTAL	21,116	35,522
Less non-current portion	—	—
CURRENT PORTION	21,116	35,522
The carrying amounts of trade and other payables are considered to be the same as their fair values, due to their short-term nature. All trade payables and accruals are current.